Schedule of Investments (unaudited) January 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.0%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$1,665	$1,785,045
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	3,175	3,412,211
Series D, Sub Lien, 6.00%, 10/01/42	7,410	8,236,763

		13,434,019

Arizona — 3.0%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	190	214,262
5.00%, 05/15/56	750	832,732
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	3,575	3,835,739
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	9,058,891
5.00%, 12/01/37	5,000	6,472,865

		20,414,489

Arkansas — 1.0%
Arkansas Development Finance Authority, RB
5.00%, 12/01/47	1,120	1,299,636
Series A, AMT, 4.50%, 09/01/49(a)	5,230	5,633,808

		6,933,444

California — 6.2%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	4,455	6,469,765
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(b)	2,560	2,709,084
Series A, 4.00%, 04/01/45	820	901,126
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	305	319,614
Series A, 5.25%, 08/15/49	770	805,088
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,650	1,695,098
California State Public Works Board, RB
4.00%, 11/01/41	935	1,071,156
5.00%, 11/01/46	340	419,680
Series I, 5.00%, 11/01/38	1,605	1,708,667
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,327,846
City of Los Angeles Department of Airports, Refunding ARB
Series A, 4.00%, 05/15/49	4,370	4,891,446
Series A, AMT, 5.00%, 05/15/31	715	890,010
Series A, AMT, 5.00%, 05/15/32	860	1,063,136
Series A, AMT, 5.00%, 05/15/33	850	1,050,523
Series A, AMT, 5.00%, 05/15/38	605	744,708
Series A, AMT, 5.00%, 05/15/39	650	795,874
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(a)	500	417,538
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.13%, 06/01/57	1,575	1,255,387
4.00%, 06/01/58	1,645	1,550,794
4.00%, 12/01/58	715	670,175

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB(b)
Series A-1, 5.25%, 06/01/22	$1,140	$1,157,875
Series A-2, 5.00%, 06/01/22	4,525	4,592,708
San Francisco City & County Airport Comm-San Francisco International Airport, 4.00%, 05/01/52(c)	1,295	1,432,546
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,035
State of California, Refunding GO, 3.00%, 12/01/46	1,045	1,077,431
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(b)	740	805,078

		41,832,388

Colorado — 1.9%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	2,635	3,288,367
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	3,735	4,081,104
Colorado Housing and Finance Authority, RB, 3.25%, 05/01/52(c)	1,220	1,299,022
Denver Connection West Metropolitan District, GO,
Series A, 5.38%, 08/01/47	1,250	1,284,600
State of Colorado, COP, Series O, 4.00%, 03/15/44	2,695	2,990,975

		12,944,068

Connecticut — 0.7%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	690	794,511
Series A, 4.00%, 05/01/39	440	498,644
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,080	3,506,534

		4,799,689

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	2,430	2,673,498

District of Columbia — 7.4%
District of Columbia, Refunding RB
5.00%, 04/01/35	910	1,049,014
5.00%, 10/01/48	4,875	5,705,003
District of Columbia, TA, 5.13%, 06/01/41	4,440	4,455,016
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/37	715	812,773
Series A, AMT, 4.00%, 10/01/38	715	812,974
Series A, AMT, 4.00%, 10/01/39	1,060	1,203,019
Series A, AMT, 4.00%, 10/01/40	860	972,429
Series A, AMT, 4.00%, 10/01/41	795	896,575
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	4,240	4,263,850
Series B, Subordinate, 4.00%, 10/01/49	1,615	1,775,147
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB(d)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31	8,350	6,705,451
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32	15,000	11,621,955
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33	13,410	10,029,205

		50,302,411

Florida — 4.2%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	4,825	5,249,098
Capital Projects Finance Authority, Refunding RB Series A-1, 5.00%, 10/01/32	405	487,728

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Projects Finance Authority, Refunding RB (continued)
Series A-1, 5.00%, 10/01/33	$455	$546,836
Series A-1, 5.00%, 10/01/34	455	545,531
Series A-1, 5.00%, 10/01/35	150	179,417
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,790	3,043,566
County of Lee FL Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46.	2,665	3,218,286
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	680	779,067
Series A, 4.00%, 10/01/38	680	777,409
Series A, 4.00%, 10/01/39	505	575,913
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	455	513,423
Series A, 5.00%, 06/15/50	1,510	1,679,250
Series A, 5.00%, 06/15/55	905	1,002,970
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(e)(f)	2,962	2,696,027
Sarasota County Florida Utility System Revenue, RB
Series A, 5.00%, 10/01/45	905	1,117,797
Series A, 5.00%, 10/01/50	1,360	1,676,419
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	3,695	4,378,198

		28,466,935

Georgia — 2.4%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(b)	1,075	1,207,264
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	1,510	1,417,340
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,040	1,347,984
Series A, 5.00%, 05/15/36	1,040	1,363,059
Series A, 5.00%, 05/15/37	1,145	1,515,295
Series A, 5.00%, 05/15/38	630	841,489
Series A, 5.00%, 05/15/49	2,100	2,980,627
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,290	3,550,726
Municipal Electric Authority of Georgia, Refunding RB
Series A, 4.00%, 01/01/51	465	523,321
Sub-Series A, 4.00%, 01/01/49	1,285	1,402,986

		16,150,091

Idaho — 1.5%
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	10,000	10,043,270

Illinois — 10.5%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35.	3,095	3,333,498
Series D, 5.00%, 12/01/46	4,040	4,326,640
Series H, 5.00%, 12/01/36	460	520,883
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,365	1,536,018
Series D, 5.00%, 12/01/25	1,735	1,952,375
Series D, 5.00%, 12/01/31	1,000	1,140,601
Series F, 5.00%, 12/01/22	1,305	1,350,554
Series G, 5.00%, 12/01/34	455	515,807

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	$1,960	$2,236,554
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	1,635	1,736,738
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	500	557,622
Series A, 5.00%, 02/15/50	270	298,427
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	2,705	3,296,072
Series A, 4.00%, 01/01/46	1,200	1,357,066
Series A, 5.00%, 01/01/46	3,135	3,872,035
Series C, 5.00%, 01/01/37	5,815	6,395,203
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,835	2,073,372
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,830	3,000,626
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(d)
Series B, (AGM), 0.00%, 06/15/43	10,925	5,675,439
Series B, (AGM), 0.00%, 06/15/47	27,225	12,278,774
State of Illinois, GO
5.50%, 07/01/38	4,000	4,223,220
5.00%, 02/01/39	3,195	3,405,116
Series A, 5.00%, 04/01/38	2,510	2,613,515
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,170,855
University of Illinois, RB, Series A, 5.00%, 04/01/44	2,045	2,198,911

		71,065,921

Indiana — 2.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34.	1,635	1,791,185
AMT, 7.00%, 01/01/44	3,950	4,322,955
Indiana Finance Authority, RB(b)
Series A, AMT, 5.00%, 07/01/23	3,925	4,144,092
Series A, AMT, 5.25%, 07/01/23	840	889,752
Indiana Housing & Community Development Authority, RB, 3.00%, 07/01/52(c)	595	633,783
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,673,682

		14,455,449

Iowa — 1.1%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	940	1,001,636
Series B, 5.25%, 12/01/50(g)	5,720	6,134,786

		7,136,422

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(b)	2,055	2,137,574
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,625	3,115,757
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(h)	2,485	2,968,946

		8,222,277

Louisiana — 1.9%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 04/01/45	5,500	6,531,734

S C H E D U L E OF I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	$635	$636,470
Series A, 5.25%, 05/15/32	2,240	2,266,004
Series A, 5.25%, 05/15/33	2,430	2,457,982
Series A, 5.25%, 05/15/35	1,025	1,075,935

		12,968,125

Maryland — 0.8%
County of Prince George’s Maryland, ARB, 5.20%, 07/01/34.	1,162	1,164,072
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	880	1,037,913
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	3,650	3,294,954

		5,496,939

Massachusetts — 1.8%
Massachusetts Bay Transportation Authority, Refunding RB, Series A-1, 5.25%, 07/01/29.	3,250	4,112,901
Massachusetts Housing Finance Agency, RB, M/F Housing
Series C-1, 3.15%, 12/01/49	1,165	1,164,265
Series C-1, 3.25%, 12/01/54	4,280	4,285,555
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,325	2,831,718

		12,394,439

Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	8,995	9,172,309
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	1,710	1,896,494
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	1,995	1,843,881
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	2,105	2,527,394
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,255	2,584,000

		18,024,078

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	2,352,011
Series A, 5.25%, 02/15/53	4,315	5,039,199

		7,391,210

Missouri — 2.2%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53.	6,030	6,729,974
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	510	532,143
Series A, 4.00%, 07/01/46	1,250	1,412,924
Series C, 5.00%, 11/15/47	5,470	6,370,324

		15,045,365

Nebraska — 0.6%
Central Plains Energy Project, RB 5.25%, 09/01/37	1,670	1,710,361

Security	Par (000)	Value

Nebraska (continued)
Central Plains Energy Project, RB (continued) 5.00%, 09/01/42	$925	$946,021
Nebraska Investment Finance Authority, RB, 3.00%, 03/01/52(c)	1,335	1,413,240

		4,069,622
New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	3,205	3,309,848
Series C, AMT, 4.88%, 11/01/42	1,665	1,725,203

		5,035,051
New Jersey — 13.3%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	3,490	3,750,260
5.25%, 11/01/44	3,180	3,392,519
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	3,470	3,895,953
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	1,075	1,185,195
4.00%, 11/01/39	860	946,126
5.00%, 06/15/49	4,850	5,664,742
Series EEE, 5.00%, 06/15/48	7,780	8,981,496
Series B, AMT, 6.50%, 04/01/31	2,155	2,395,541
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	3,040	3,440,082
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/44	3,875	4,065,790
Series BB, 5.00%, 06/15/50	10,800	12,459,334
New Jersey Transportation Trust Fund Authority, RB, CAB, Series C, (AMBAC), 0.00%, 12/15/35(d)	7,395	4,983,550
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(b)	685	697,251
Series A, 4.00%, 01/01/42	1,530	1,750,222
Series E, 5.00%, 01/01/45	5,425	5,931,679
State of New Jersey, GO
Series A, 4.00%, 06/01/31	1,180	1,370,094
Series A, 3.00%, 06/01/32	2,715	2,926,588
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	5,120	5,897,810
Sub-Series B, 5.00%, 06/01/46	14,860	16,727,174

		90,461,406

New Mexico — 0.2%
New Mexico Mortgage Finance Authority, RB, 3.00%, 03/01/53(c)	1,000	1,054,485

New York — 15.3%
City of New York, GO, Series C, 5.00%, 08/01/42	2,330	2,835,405
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	4,094,668
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	4,960	5,353,249
Series B, 5.25%, 11/15/39	1,765	1,903,754
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,335	3,810,658
Series C-1, 5.00%, 11/15/50	1,085	1,246,788
Series C-1, 5.25%, 11/15/55	1,605	1,873,979

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	$1,090	$1,214,282
Series A, 4.00%, 07/01/50	2,240	2,482,097
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	2,220	2,134,697
Series F-1, (FHA), 2.40%, 11/01/46	5,310	4,864,130
Series F-1, (FHA), 2.50%, 11/01/51	3,660	3,340,672
New York City Industrial Development Agency, Refunding RB
Series A, Class A, (AGM), 3.00%, 01/01/37	455	470,955
Series A, Class A, (AGM), 3.00%, 01/01/39	455	469,358
Series A, Class A, (AGM), 3.00%, 01/01/40	320	328,745
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series E-1, 5.00%, 02/01/42	4,235	4,249,077
Series C, Subordinate, 4.00%, 05/01/45	2,275	2,562,744
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	905	1,022,855
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	3,500	3,551,993
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(a)	8,145	8,762,586
Series 2, Class 2, 5.15%, 11/15/34(a)	705	773,871
Series 2, Class 2, 5.38%, 11/15/40(a)	1,760	1,936,290
Series A, 2.88%, 11/15/46	7,060	6,729,338
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	3,750	4,468,061
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	16,590	18,456,043
Series A, 3.00%, 03/15/50	2,695	2,709,089
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,525	1,618,617
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	750	897,184
AMT, 5.00%, 10/01/40	2,120	2,507,216
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	2,065	2,326,662
Series A, 5.00%, 11/15/54	1,770	2,146,544
Series A, 5.00%, 11/15/56	1,850	2,267,354
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	421	451,125

		103,860,086

North Carolina — 1.3%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	4,300	4,455,299
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	240	261,086
Series A, 5.00%, 10/01/40	360	419,363
Series A, 4.00%, 10/01/45	220	237,412
Series A, 5.00%, 10/01/45	640	740,806
Series A, 4.00%, 10/01/50	270	292,437
Series A, 5.00%, 10/01/50	720	824,285
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	1,130	1,556,555

		8,787,243

Security	Par (000)	Value

North Dakota — 0.4%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	$2,000	$2,329,384

Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	610	682,224
Series A-2, Class 1, 4.00%, 06/01/38	610	680,156
Series A-2, Class 1, 4.00%, 06/01/39	610	679,008
Series A-2, Class 1, 4.00%, 06/01/48	1,605	1,735,971
Series B-2, Class 2, 5.00%, 06/01/55	7,005	7,673,067
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	4,160	4,316,732
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	840	981,223
Series A, 6.13%, 07/01/22(b)	1,380	1,412,972
Series A, 4.00%, 12/01/49	1,060	1,187,526
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,245	1,381,691
Series A, 3.75%, 08/15/50	2,190	2,353,735
County of Montgomery Ohio, Refunding RB, 4.00%, 08/01/46	1,915	2,148,393
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	645	716,817
Ohio Housing Finance Agency, Refunding RB, 3.25%, 09/01/52(c)	3,470	3,709,215
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,820,796

		31,479,526

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57.	2,460	2,933,100
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	4,320	4,815,543
Series C, 4.00%, 01/01/42	4,115	4,575,501

		12,324,144

Oregon — 0.7%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	3,755	4,471,356

Pennsylvania — 4.5%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	5,250	5,295,444
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,325	1,351,658
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	2,610	3,017,262
Series A, 4.00%, 09/01/49	1,185	1,255,910
Montgomery County, Refunding RB, 4.00%, 05/01/52	4,450	4,843,287
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,765	1,962,962
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,360,344
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	4,875	5,395,713

S C H E D U L E OF I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$2,305	$2,525,328
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	1,415	1,579,308

		30,587,216

Puerto Rico — 5.9%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	1,430	1,469,675
5.63%, 05/15/43	1,430	1,458,949
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	5,165	5,258,771
Series A, Senior Lien, 5.13%, 07/01/37	1,470	1,497,148
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,817	4,176,420
Series A-1, Restructured, 5.00%, 07/01/58	14,706	16,362,190
Series A-2, Restructured, 4.78%, 07/01/58	6,236	6,847,377
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	8,495	2,747,461
Series A-1, Restructured, 0.00%, 07/01/51	1,547	360,889

		40,178,880

Rhode Island — 3.1%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(e)(f)	4,155	623,250
Rhode Island Housing and Mortgage Finance Corp., 3.00%, 10/01/51(c)	1,195	1,256,382
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	8,215	8,715,277
Series B, 5.00%, 06/01/50	9,875	10,727,450

		21,322,359

South Carolina — 4.0%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/48	6,455	7,479,841
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	8,090	8,804,299
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,499,935
Series E, 5.25%, 12/01/55	4,550	5,115,292

		26,899,367

Tennessee — 1.1%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(b)	2,855	2,975,844
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	330	359,827
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,440	1,624,314
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	2,025	2,314,579

		7,274,564

Texas — 6.0%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	4,525	5,013,999

Security	Par (000)	Value

Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(b)	$725	$752,989
City of Houston Texas Airport System Revenue, RB, Series B-1, AMT, 5.00%, 07/15/30	3,600	3,901,658
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,871,147
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,440	2,916,600
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	1,525	1,624,805
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(b)	485	512,896
Series B, 6.38%, 01/01/33	460	478,236
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(b)(d)	4,110	2,110,259
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	1,910	2,101,105
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	2,000	2,318,412
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	2,695	3,193,015
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	9,585	11,286,654
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	2,435	2,760,231

		40,842,006

Utah — 1.0%
County of Utah, RB
Series A, 4.00%, 05/15/43	450	510,760
Series A, 3.00%, 05/15/50	2,065	2,108,978
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	1,920	2,190,215
Series A, AMT, 5.00%, 07/01/48	1,845	2,135,556

		6,945,509

Vermont — 1.2%
Vermont Educational & Health Buildings Financing Agency, Refunding RB
5.00%, 11/01/49	3,640	4,394,797
4.00%, 11/01/50	3,275	3,693,316

		8,088,113

Virginia — 1.1%
Virginia Small Business Financing Authority, Refunding RB
AMT, Senior Lien, 5.25%, 01/01/32	3,270	3,332,866
AMT, Senior Lien, 6.00%, 01/01/37	3,900	3,976,732

		7,309,598

Washington — 1.6%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	3,120	3,566,138
Series C, AMT, 5.00%, 04/01/40	1,565	1,704,002
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(b)	4,745	4,969,286
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	715	781,729

		11,021,155

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 0.5%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	$3,050	$3,440,748

Wisconsin(a) — 0.2%
Public Finance Authority, RB
Series A, 5.00%, 07/15/39	190	208,492
Series A, 5.00%, 07/15/49	720	778,206
Series A, 5.00%, 07/15/54	345	371,599

		1,358,297

Total Municipal Bonds — 125.2%
(Cost: $788,765,202)		849,334,642

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 3.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(j)	6,496	7,051,561
California Health Facilities Financing Authority, Refunding RB, 4.00%, 08/15/48	2,790	3,158,300
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	6,494	7,468,927
San Diego County Regional Airport Authority, ARB(j)
Series B, AMT, Subordinate, 4.00%, 07/01/56	1,216	1,319,320
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,686	3,162,022

		22,160,130

Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(j)	4,775	5,674,720
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	7,820	8,345,154

		14,019,874

District of Columbia — 2.2%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	10,265	10,983,600
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	3,779	4,127,641

		15,111,241

Georgia — 1.5%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	6,660	7,224,247
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	3,037	3,158,669

		10,382,916

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(b)	6	6,342
Series C, 4.00%, 02/15/41	2,994	3,278,675

		3,285,017

Massachusetts — 0.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	4,333	4,625,017

Security	Par (000)	Value

New Jersey — 2.2%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	$13,080	$14,747,962

New York — 6.6%
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	2,760	3,065,787
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47.	12,580	13,893,783
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	6,065	6,651,229
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,980	15,349,924
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,400	6,093,826

		45,054,549

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(b)	5,290	6,000,108

Ohio — 0.7%
Ohio State University, RB, 4.00%, 12/01/48	4,322	5,002,042

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,877	5,705,586

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(b)	3,272	3,338,815

Texas — 5.6%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	6,243	6,367,406
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	5,060	5,270,944
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	4,335	4,367,971
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	5,700	5,778,962
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	14,560	16,489,542

		38,274,825

Virginia — 2.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(j)	4,496	5,046,867
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	10,097	11,217,722

		16,264,589

S C H E D U L E OF I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets

Security	Par (000)	Value

Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	$5,950	$6,345,912
4.00%, 12/15/49(j)	6,200	6,846,517

		13,192,429

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.0%
(Cost: $209,676,555)		217,165,100

Total Long-Term Investments — 157.2%
(Cost: $998,441,757)		1,066,499,742

	Shares

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	6,201,135	6,201,135

Total Short-Term Securities — 0.9%
(Cost: $6,201,737)		6,201,135

Total Investments — 158.1%
(Cost: $1,004,643,494)		1,072,700,877
Liabilities in Excess of Other Assets — (1.5)%		(9,719,370)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.6)%		(133,312,637)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (37.0)%		(251,091,985)

Net Assets Applicable to Common Shares — 100.0%		$678,576,885

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to July 1, 2029, is $17,329,263.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$650,459	$5,552,027	(a)	$—	$(749)	$(602)	$6,201,135	6,201,135	$426	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	97	03/22/22	$12,413	$339,367
U.S. Long Bond	64	03/22/22	9,954	518,237
5-Year U.S. Treasury Note	57	03/31/22	6,795	129,308

				$986,912

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$849,334,642	$—	$849,334,642
Municipal Bonds Transferred to Tender Option Bond Trusts	—	217,165,100	—	217,165,100
Short-Term Securities
Money Market Funds	6,201,135	—	—	6,201,135

	$6,201,135	$1,066,499,742	$—	$1,072,700,877

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$986,912	$—	$—	$986,912

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(133,278,301)	$—	$(133,278,301)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(384,678,301)	$—	$(384,678,301)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

FHA	Federal Housing Administration

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

S C H E D U L E OF I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Fund, Inc. (MYD)

Portfolio Abbreviation (continued)

SAW	State Aid Withholding

TA	Tax Allocation

9